CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 42,886	$ 8,727
Restricted bank deposit	32	32
Trade receivables (net of allowances for doubtful accounts amounted to $9 and $0 as of December 31, 2016, and 2015, respectively)	4,388	3,684
Inventories	623	1,532
Other accounts receivable and prepaid expenses	1,960	2,087
Total current assets	49,889	16,062
SEVERANCE PAY FUND	2,788	3,181
OTHER LONG -TERM RECEIVABLES	375	508
PROPERTY AND EQUIPMENT, NET	1,516	384
Total assets	54,568	20,135
CURRENT LIABILITIES:
Trade payables	2,820	1,465
Employees and payroll accruals	3,541	2,533
Deferred revenues and advances from customers	2,593	931
Other accounts payable and accrued expenses	2,081	1,490
Total current liabilities	11,035	6,419
NON- CURRENT LIABILITIES:
Deferred revenues	123	197
Accrued severance pay	3,267	3,656
Total non-current liabilities	3,390	3,853
Total liabilities	14,425	10,272
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2016 and 2015; 11,622,260 and 8,674,717 shares issued and 11,586,228 and 8,638,685 shares outstanding at December 31, 2016 and 2015, respectively	523	372
Additional paid-in capital	98,283	70,270
Accumulated other comprehensive loss	(2,559)	(2,760)
Accumulated deficit	(56,104)	(58,019)
Total shareholders' equity	40,143	9,863
Total liabilities and shareholders' equity	$ 54,568	$ 20,135